WARRANTS (Details) - Warrants [Member] - $ / shares	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Outstanding, Beginning	4,551,945	3,410,280
Number Outstanding, Granted	1,722,840	1,241,665
Number Outstanding, Exercised	0	0
Number Outstanding, Expired	(1,374,655)	(100,000)
Number Outstanding, Cancelled	(4,900,130)
Outstanding, Ending	0	4,551,945
Average Exercise Price, Outstanding, Beginning	$ 0.29	$ 0.28
Average Exercise Price, Outstanding, Granted	0.25	0.30
Average Exercise Price, Outstanding, Exercised	0	0
Average Exercise Price, Outstanding, Expired	(0.26)	(0.25)
Average Exercise Price, Outstanding, Cancelled	(0.28)
Average Exercise Price, Outstanding, Ending	$ 0	$ 0.29